Federated Investors
World-Class Investment Manager

Richard B. Fisher

President

Federated Municipal Opportunities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present its 14th annual report. This report covers the 12-month reporting period from September 1, 1999 through August 31, 2000.

Over the past fiscal year, the fund has attempted to transition from a general municipal bond fund to a high-yield municipal bond fund. Management's strategy is to provide a high level of tax-exempt income to shareholders by structuring a well-diversified portfolio of medium and lower quality, long-term municipal bonds.1 These bonds can potentially generate more income but have more credit risk.

At the end of the reporting period, the fund's $378.3 million portfolio was invested across 169 tax-free securities issued by municipalities in 45 states. The portfolio is fully diversified across sectors, states, credit quality categories and individual borrowers.

This report begins with an interview with Mary Jo Ochson, Senior Vice President, who co-manages the fund with J. Scott Albrecht, Vice President, both of Federated Investment Management Company. Following their comments covering the municipal market, the fund's performance, and investment strategy are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's broadly diversified municipal bond holdings, and third is the publication of the fund's financial statements.

1 State, local, and federal alternative minimum taxes may apply.

Due to its high-coupon bond holdings, the fund was able to deliver a yield advantage over the average municipal bond fund. The fund's 30-day SEC yield for Class A Shares on August 31, 2000, was 5.28%, based on offering price.2 This was the equivalent of a 8.74% yield on a taxable bond investment for an investor in the 39.6% federal income tax bracket and equivalent to taxable yields of 7.65% and 8.25% for investors in the 31% and 36% tax brackets, respectively.

Individual share class total return performance for the 12-month reporting period, including income distributions, follows.3

	Total Return	Income	Net Asset Value Change
Class A Shares	1.37%	$0.562	$10.22 to $9.78 = (4.31%)
Class B Shares	0.51%	$0.489	$10.22 to $9.77 = (4.40%)
Class C Shares	0.51%	$0.489	$10.22 to $9.77 = (4.40%)
Class F Shares	1.37%	$0.562	$10.22 to $9.78 = (4.31%)

Thank you for investing a portion of your wealth in Federated Municipal Opportunities Fund, Inc. You are one of approximately 12,000 shareholders who earn monthly investment income free from federal tax. Of course, you have the option of either receiving income from the fund or building your account by reinvesting your dividends to compound tax-free.

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
October 15, 2000

2 The 30-day current SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day current SEC yield as of August 31, 2000 for Class B, C, and F Shares were 4.79%, 4.79% and 5.48%, respectively, based on offering price. The taxable yield equivalents, based on offering price, for investors in 39.6%, 36.0% and 31.0% federal tax brackets were as follows: Class B Shares--7.93%, 7.48% and 6.94%, respectively; Class C Shares--7.93%, 7.48% and 6.94%, respectively; and Class F Shares--9.07%, 8.56% and 7.94%, respectively.

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C and F Shares were (3.18%), (4.75%), (0.44%) and (0.56%), respectively.

Mary Jo Ochson

Senior Vice President

Federated Investment Management Company

J. Scott Albrecht

Vice President

Federated Investment Management Company

Investment Review

How would you describe the market environment over the fund's fiscal year?

The municipal market has been a strong performer for the past fiscal year. Municipal bonds were the top-performing fixed income sector year-to-date through August 31, 2000, not only on an after-tax total return basis, but also on a pre-tax basis.

The strong demand for municipal bonds was generated by two factors: a reallocation of assets by high net worth and other tax-sensitive individuals, and positive cash flows into municipal bond funds during the summer of 2000. In addition, the supply of municipal bonds was limited. In fact, the supply was significantly below what we have seen in previous years. In some states, it was difficult to find enough bonds with appropriate credit quality and structure.

During the reporting period, there were intervals when long-term municipal bonds were paying tax-free interest yielding just as much, or even more, than taxable Treasury bonds. What are the dynamics behind this unusual situation?

During the reporting period, while municipal bond supplies were limited, the supply of Treasury bonds shrunk due to the Treasury department's buyback of its own debt. This unusual supply situation in the Treasury market resulted in municipal securities being in greater demand and providing attractive yields as compared to Treasuries.

In the current economic environment, are municipal bond funds a better choice than buying individual municipal bonds directly?

Yes. Mutual bond funds make a lot of sense in the current environment. First, mutual funds have many advantages over buying individual securities directly. These include: holding bond certificates for safekeeping, dealing with bond calls, reinvesting dividends for fund shareholders, and keeping track of the credit quality of the portfolio. Right now, with rates falling 50 to 70 basis points in the last few months, municipal bond funds have offered a competitive yield, if not a higher yield, than an individual buying municipal bonds could have been obtained. Also, remember that it is the full-time job of a municipal bond portfolio manager to research a market where bonds are scarce, and to find the right bonds at the right price no matter how difficult that task might be.

How did Federated Municipal Opportunities Fund, Inc. perform on a total return basis for the 12-month reporting period ended August 31, 2000?

On a relative basis, the fund's annualized total return exceeded the Lipper High Yield Municipal Debt Funds average.1 For the 12-month reporting period ended August 31, 2000, the fund's Class A, B, C and F Shares returned 1.37%, 0.51%, 0.51% and 1.37%, respectively based on net asset value,2 while the Lipper High Yield Municipal Debt Funds Average returned 0.90%.

Furthermore, over the past six months, the absolute and relative performance picture is even brighter. For the six-month reporting period ended August 31, 2000, the fund's Class A, B, C and F Shares returned 4.57%, 4.08%, 4.08% and 4.57% based on net asset value,2 respectively, while the Lipper High Yield Municipal Debt Funds Average returned 3.73%.

One of the key reasons for good performance is that our fund did not experience any significant credit problems. Managing credit exposure of the portfolio is especially important in a fund like this which holds lower rated, but potentially higher yielding, municipal securities.

How did the fund perform with respect to income?

As of August 31, 2000, the fund's Class A Shares had a 30-day SEC yield of 5.28% at offering price. The fund's core positions in high-coupon bonds (both investment and noninvestment grade) were the forces behind the strong income performance by the fund. This performance is even more impressive on a tax-equivalent basis. Tax-equivalent yields for the fund's Class A Shares ranged from 7.65% for an investor in the 31% bracket to 8.74% for an investor in the 39.6% tax bracket.3

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

2 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the 12-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C and F Shares were (3.18%), (4.75%), (0.44%) and (0.56%), respectively. Total returns for the 6-month reporting period, based on offering price (i.e., less any applicable sales charge) for Class A, B, C and F Shares were (0.09%), (1.42%), 3.08% and 2.51%, respectively.

3 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the net asset value per share on that date. The SEC yields are compounded and annualized. The 30-day SEC yields on August 31, 2000 for Class B, C and F Shares were 4.79%, 4.79% and 5.48%, respectively, based on offering price. The taxable yield equivalents, based on offering price, for investors in 39.6%, 36.0% and 31.0% federal tax brackets were as follows: Class B Shares--7.93%, 7.48% and 6.94%, respectively; Class C Shares--7.93%, 7.48% and 6.94%, respectively; and Class F Shares--9.07%, 8.56% and 7.94%, respectively.

What were the fund's top five holdings as of August 31, 2000?

Issuer	Maturity	Coupon Rate	Percentage of Net Assets
Indianapolis, IN Airport Authority, Special Facilities Revenue Bonds (FedEx Corp.)	1/15/2017	7.10%	4.66%
District of Columbia, Revenue Bonds (American University)	10/01/2026	5.625%	3.61%
Illinois Health Facilities Authority, Hospital Revenue Bonds (Edgewater Hospital & Medical Center)	7/01/2024	9.25%	2.91%
Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds (North Crest Medical Center)	4/01/2024	8.50%	2.43%
Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Sun Co., Inc.)	12/01/2024	7.60%	2.17%
TOTAL			15.78%

How were the fund's assets allocated in terms of credit quality at the end of the reporting period?

Percentage of Net Assets
AAA	5.9%
AA	1.3%
A	2.7%
BBB	31.4%
BB or lower	4.4%
Non-rated	51.8%

What is your outlook for the municipal bond market through the end of this year and beyond?

We think the Federal Reserve Board may have completed its interest rate tightenings, and while the economy appears to be slowing, it is still very healthy. Under these conditions, our outlook is that the bond market will potentially perform well through the end of the year.

We expect the municipal sector to potentially be among the top performers in the fixed-income classes. Through mid-September of 2000, the volume of new municipal issuance was 21% lower than 1999 levels. Demand for municipal securities, however, should continue to be strong, fueled by traditional tax-sensitive investors as well as those benefiting from the "New Economy" such as communications technology entrepreneurs. In addition to these supply and demand dynamics, overall credit quality is another reason for optimism regarding continued strong performance in the municipal market. Year-to-date, there have been about seven credit upgrades to every one credit downgrade for securities in the municipal market.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you made an initial investment of $14,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $31,067 on 8/31/00. You would have earned a 6.13%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 9/30/00, the Class A Shares' average annual 1-year and since-inception (8/5/96) total returns were (2.93%) and 2.52%, respectively. Class B Shares' average annual 1-year and since-inception (8/5/96) total returns were (4.28%) and 2.47%, respectively. Class C Shares' average annual 1-year and since inception (8/5/96) total returns were 0.04% and 2.89%, respectively. Class F Shares' average annual 1-year, 5-year, and 10-year total returns were (0.27%), 3.42% and 5.58%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge for Class F Shares. A contingent deferred sales charge of 1.00% would be applied on any redemption of Class F Shares less than four years from the purchase date. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; and Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 13 years (reinvesting all dividends and capital gains) grew to $20,213.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $14,000, but your account would have reached a total value of $20,2131 by 8/31/00. You would have earned an average annual total return of 5.19%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for Tax-Free Monthly Income

Fred and Marge Potter both work and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earned. On April 10, 1987, they invested $5,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. and continue to invest $500 in the fund on the first of every month.

As this chart shows, since that time, their investment has grown--on a tax-free basis--to $123,900.1 This represents a 5.20% average annual total return. For the Potters, the decision to invest tax-free has made the future worth waiting for.

[Graphic Representation Omitted - See Appendix]

1 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results. Income may be subject to the federal alternative minimum tax and state and local taxes. Upon redemption, any capital gains are subject to taxes.

Federated Municipal Opportunities Fund, Inc.--Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class A Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2000 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Returns[3] for the Period Ended August 31, 2000
1 Year	(3.18%)
Start of Performance (8/5/96)	2.60%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

Federated Municipal Opportunities Fund, Inc.--Class B Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2000 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Returns[3] for the Period Ended August 31, 2000
1 Year	(4.75%)
Start of Performance (8/5/96)	2.55%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Municipal Opportunities Fund, Inc.--Class C Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2000 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Returns[3] for the Period Ended August 31, 2000
1 Year	(0.44%)
Start of Performance (8/5/96)	2.97%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Municipal Opportunities Fund, Inc.--Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class F Shares) (the "Fund") from August 31, 1990 to August 31, 2000 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Returns[3] for the Period Ended August 31, 2000
1 Year	(0.56%)
5 Years	3.54%
10 Years	5.63%
Start of Performance (4/10/87)	6.13%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

AUGUST 31, 2000

Principal Amount			Credit Rating	[1]	Value
		CORPORATE BONDS--0.9%
$1,500,000	[2]	Charter Mac Equity Issuer Trust (Series B), 7.60%, 11/30/2010	NR		$1,521,525
2,000,000	[2]	Muni Mae TE Bond Subsidiary, LLC (Series B), 7.75%, 11/1/2010	NR		2,049,620

		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,500,000)			3,571,145

		LONG-TERM MUNICIPALS--95.9%
		Alabama--0.1%
250,000		West Jefferson Amusement & Public Park Authority, AL, First Mortgage Revenue Bonds, 6.375% (Visionland, AL Project)/(Original Issue Yield: 6.528%), 2/1/2029	NR		164,518

		Alaska--0.4%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	BB+		1,202,184
240,000		Alaska State Housing Finance Corp., COL Home Mortgage Revenue Bonds, Series B-1, 6.90% (GNMA LOC), 6/1/2032	AAA		246,406

		TOTAL			1,448,590

		Arizona--1.8%
4,985,000		Gilbert, AZ IDA, Revenue Bonds (Series 1999A), 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		4,687,994
2,400,000	[2]	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds (Series 1999A), 7.50% (Rainbow Valley Landfill Project), 12/1/2020	NR		2,261,232

		TOTAL			6,949,226

		Arkansas--1.6%
2,000,000		Arkansas State Development Finance Authority, Hospital Revenue Bonds, 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-		2,010,580
2,920,000		Conway, AR Hospital Authority, Revenue Bonds, 7.125% (Conway Regional Hospital), 2/1/2013	BBB+		3,078,644
1,000,000		Little Rock, AR Health Facilities Board, Revenue Refunding Bonds, 7.00% (Baptist Medical Center, AR), 10/1/2017	A		1,047,190

		TOTAL			6,136,414

		California--1.4%
2,000,000	[2]	California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	NR		1,797,500
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$2,300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		$2,048,265
1,000,000		Vista, CA Mobile Home Park, Revenue Bonds (Series 1999A), 5.75% (Vista Manor Mobile Home)/(Original Issue Yield: 5.821%), 3/15/2029	NR		901,980
800,000		Vista, CA Mobile Home Park, Revenue Bonds (Series A), 5.875% (Estrella De Oro Mobile Home)/(Original Issue Yield: 5.947%), 2/1/2028	NR		724,080

		TOTAL			5,471,825

		Colorado--2.1%
1,000,000		Bachelor Gulch Metropolitan District, CO, UT GO Bonds, 6.70%, 11/15/2019	NR		1,002,590
125,000		Colorado HFA, SFM Revenue Bonds (Series A-2), 7.70% (FHA INS), 2/1/2023	AAA		128,035
1,020,000		Colorado HFA, SFM Revenue Bonds (Series C-2), 7.375% (FHA INS), 8/1/2023	AAA		1,028,537
4,995,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%, 11/1/2028	NR		5,306,888
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625%, 12/1/2019	NR		611,232

		TOTAL			8,077,282

		Connecticut--0.7%
3,000,000		Connecticut Development Authority, PCR Refunding Revenue Bonds (Series A), 5.85% (Connecticut Light & Power Co.), 9/1/2028	BB+		2,857,470

		District of Columbia--3.6%
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA		14,008,260

		Florida--2.8%
2,500,000	[2]	Florida Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 1998 T-1), 6.50% (Whistler's Cove Apartments), 1/1/2039	NR		2,290,825
2,475,000		Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA COL), 3/1/2029	NR		2,666,342
15,925,000		Miami-Dade County, FL, Special Obligation Capital Appreciation Revenue Bonds (Series B) (MBIA INS)/(Original Issue Yield: 5.65%), 10/1/2031	AAA		2,572,365
1,460,000	[2]	Orange County, FL HFA, Multifamily Housing Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	NR		1,338,163
2,000,000		St. Johns County, FL IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR		1,966,380

		TOTAL			10,834,075

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Georgia--1.4%
$4,200,000		Augusta, GA HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		$4,150,398
1,640,000		Forsyth County, GA Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Original Issue Yield: 6.45%), 10/1/2028	NR		1,408,908

		TOTAL			5,559,306

		Hawaii--0.1%
500,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds, 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	BB		503,430

		Idaho--0.9%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		1,938,680
470,000		Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50% (FHA INS), 7/1/2024	AA		483,823
1,200,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA INS), 1/1/2023	AA		1,224,984

		TOTAL			3,647,487

		Illinois--4.0%
1,840,000		Chicago, IL COL SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	NR		1,993,401
9,715,000		Illinois Health Facilities Authority, Hospital Revenue Bonds (Series A), 9.25% (Edgewater Hospital & Medical Center, IL)/(State & Local Government Securities PRF), 7/1/2024	NR		11,306,317
2,000,000		Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/(Banque Paribas, Paris LOC), 2/1/2004	A+		2,101,500

		TOTAL			15,401,218

		Indiana--7.1%
540,000		Beech Grove, IN, Economic Development Revenue Bond, 8.75% (Westvaco Corp.), 7/1/2010	BBB+		546,512
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		803,260
2,000,000		Indiana Health Facilities Finance Authority Rehabilitation Center, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	NR		1,572,460
3,000,000	[2]	Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875% (Cargill, Inc.), 5/1/2012	NR		3,156,180
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--continued
$1,510,000		Indiana State HFA, SFM Revenue Home Mortgage Program (Series F-2), 7.75% (GNMA COL), 7/1/2022	NR		$1,546,074
17,100,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB		18,084,789
2,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		1,712,280

		TOTAL			27,421,555

		Iowa--0.3%
1,000,000		Davenport, IA PCA, PCR Refunding Bonds, Nicols-Homeshield Project, 8.375% (Quanex Corp.), 12/1/2005	NR		1,007,810

		Kansas--1.7%
1,500,000	[2]	Kansas Development Finance Authority, Multifamily Housing Revenue Bonds, (Series 1998K), 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		1,406,595
50,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corporation Project), 8/1/2006	NR		50,131
1,625,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corporation Project), 8/1/2014	NR		1,643,639
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR		1,010,780
2,260,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA COL), 6/1/2029	NR		2,581,169

		TOTAL			6,692,314

		Kentucky--1.6%
3,500,000		Kenton County, KY Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	BBB-		3,631,985
4,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-		2,706,480

		TOTAL			6,338,465

		Louisiana--5.9%
3,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB+		3,257,550
2,800,000		Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	NR		3,008,096
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Lousiana--continued
$2,000,000		Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital Project)/(Original Issue Yield: 8.75%), 12/1/2030	NR		$1,973,100
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.542%), 6/1/2021	BBB		5,810,907
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.04%), 12/1/2022	BBB		3,775,560
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (Freeport McMoRan, Inc.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		3,115,950
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+		2,024,620

		TOTAL			22,965,783

		Maine--0.5%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.50% (Piper Shores), 1/1/2019	NR		981,330
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.55% (Piper Shores), 1/1/2029	NR		977,810

		TOTAL			1,959,140

		Maryland--0.8%
1,000,000		Maryland Economic Development Corp., Health and Mental Hygiene Providers Facilities Acquisition Program Revenue Bonds (Series 2000A), 7.75% (Baltimore Association for Retarded Citizens, Inc. Project)/(Original Issue Yield: 7.85%), 3/1/2025	NR		1,006,040
2,000,000		Maryland Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		2,014,100

		TOTAL			3,020,140

		Massachusetts--1.5%
5,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB		3,995,200
2,300,000		Massachusetts IFA, Refunding Revenue Bonds (Series 1998A), 5.625% (Chestnut Knoll at Glenmeadow)/(Original Issue Yield: 5.70%), 2/15/2025	NR		1,829,581

		TOTAL			5,824,781

		Michigan--2.1%
1,000,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Communities, Inc.)/(Original Issue Yield: 5.52%), 11/15/2018	NR		826,790
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--continued
$2,250,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Communities, Inc.)/(Original Issue Yield: 5.58%), 11/15/2027	NR		$1,712,070
1,755,000		Island City Academy, MI, Certificates of Participation, 7.25%, 8/1/2029	NR		1,713,407
315,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series B), 6.95%, 12/1/2020	AA+		323,322
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 6.90% (Central Wayne Energy Recovery Limited Partnership), 7/1/2019	NR		791,300
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 7.00% (Central Wayne Energy Recovery Limited Partnership), 7/1/2027	NR		777,270
2,100,000		Mosaica Academy of Saginaw, MI, Certificates of Participation, 7.00%, 6/1/2029	NR		1,988,301

		TOTAL			8,132,460

		Minnesota--3.3%
80,000		Dakota County, MN Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA COL), 12/1/2009	AAA		80,173
165,000		Hennepin Co. MN, Lease Revenue Certificates of Participation (Series A), 6.80%, 5/15/2017	AA		169,811
200,000		Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds, 7.125% (Seward Towers)/(GNMA COL), 12/20/2010	AAA		204,764
300,000		Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds, Churchill Project, 7.05% (FHA INS), 10/1/2022	AAA		311,100
2,850,000		Minnesota State HFA, SFM Revenue Bonds (Series E), 6.85%, 1/1/2024	AA+		2,934,503
40,000		Minnesota State HFA, SFM Revenue Bonds (Series C), 7.10% (FHA/VA COL), 7/1/2011	AA+		40,949
8,525,000		St. Paul, MN Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BBB-		7,500,892
1,500,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 1999A), 8.00% (Bluffview Montessori School Project), 12/1/2024	NR		1,564,860

		TOTAL			12,807,052

		Mississippi--0.6%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-		2,347,400

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Missouri--0.7%
$2,445,000	[2]	Kansas City, MO IDA, Multifamily Housing Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		$2,339,914
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+		445,895

		TOTAL			2,785,809

		Montana--0.2%
715,000		Montana State Board of Housing, SFM Revenue Bonds (Series B-2), 7.50% (FHA INS), 4/1/2023	NR		733,283

		Nevada--1.7%
2,000,000		Clark County, NV Improvement District, Revenue Bonds, 7.50% (Southern Highlands Area #121), 12/1/2019	NR		2,047,720
5,110,000		Clark County, NV, Industrial Development Revenue Bonds (Series 1997A), 5.90% (Nevada Power Co.), 11/1/2032	BBB		4,584,845

		TOTAL			6,632,565

		New Hampshire--1.3%
600,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 1998), 5.75% (RiverMead at Peterborough), 7/1/2028	NR		477,966
665,000		New Hampshire State HFA, SFM Revenue Bonds (Series B), 7.75%, 7/1/2023	A+		689,718
3,840,000		New Hampshire State HFA, SFM Revenue Bonds (Series D), 7.25%, 7/1/2015	A+		3,936,115

		TOTAL			5,103,799

		New Jersey--1.1%
2,100,000		New Jersey EDA, Kapkowski Road Landfill Revenue Bonds (Series B), 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	NR		2,076,039
2,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR		2,113,389

		TOTAL			4,189,428

		New Mexico--1.4%
2,490,000		Dona Ana County, NM, Multifamily Housing Revenue Bonds (Series 1999A), 6.75% (Montana Meadows Apartments), 8/1/2029	NR		2,410,046
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co. New Mexico), 4/1/2022	BBB-		1,987,120
1,250,000		Santa Fe County, NM, Project Revenue Bonds (Series 1998A), 5.625% (El Castillo Retirement Residences)/(Original Issue Yield: 5.828%), 5/15/2025	NR		991,538

		TOTAL			5,388,704

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--1.7%
$2,500,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		$2,326,700
1,500,000		New York City, NY IDA, Industrial Development Revenue Refunding Bonds (Series 1998), 6.00% (Field Hotel Associates L.P.--JFK Project), 11/1/2028	NR		1,290,315
280,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (Original Issue Yield: 7.334%), 6/15/2010	AAA		291,469
2,620,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (United States Treasury PRF), 6/15/2001 (@102)	AAA		2,731,953

		TOTAL			6,640,437

		North Carolina--0.5%
2,000,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		1,936,000

		North Dakota--0.7%
1,550,000		North Dakota State HFA, SFM Revenue Bonds (Series C), 7.30%, 7/1/2024	A+		1,584,643
955,000		North Dakota State HFA, SFM Revenue Bonds (Series A), 6.75% (FHA/VA COL), 7/1/2012	A+		977,691

		TOTAL			2,562,334

		Ohio--0.8%
1,680,000	[2]	Franklin County, OH, Multifamily Housing Revenue Refunding Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,582,610
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BB+		1,430,190

		TOTAL			3,012,800

		Oklahoma--3.6%
4,585,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB		4,290,872
2,000,000		Langston, OK EDA, Student Housing Revenue Bonds (Series A), 7.75% (Langston Community Development Corp. Project)/(Original Issue Yield: 7.90%), 8/1/2030	NR		1,963,300
1,250,000		Tulsa, OK Municipal Airport, Revenue Bonds, 7.375% (American Airlines, Inc.), 12/1/2020	BBB-		1,277,950
6,200,000		Tulsa, OK Municipal Airport, Revenue Bonds, 7.60% (American Airlines, Inc.)/(Original Issue Yield: 7.931%), 12/1/2030	BBB-		6,381,164

		TOTAL			13,913,286

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Oregon--0.6%
$2,500,000		Klamath Falls, OR, Senior Lien Electric Revenue Refunding Bonds, 6.00% (Klamath Cogeneration Project), 1/1/2025	NR		$2,233,525

		Pennsylvania--14.1%
2,330,000		Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	NR		1,968,757
3,000,000		Allegheny County, PA HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.049%), 6/1/2010	NR		3,180,330
2,500,000		Allegheny County, PA HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.132%), 6/1/2002 (@102)	NR		2,650,275
1,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+		1,414,050
4,540,000		Allegheny County, PA Higher Education, Building Authority Revenue Bonds, 7.375% (La Roche College), 7/15/2012	NR		4,766,955
2,000,000		Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		1,831,340
1,000,000		Bucks County, PA IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		865,630
2,000,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.70% (Panther Creek Partners Project)/(Union Bank of California LOC), 5/1/2012	BBB-		2,031,460
1,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,325,385
3,000,000		Delaware County, PA Authority, College Revenue Bonds, 7.25% (Eastern College)/(United States Treasury PRF)/(Original Issue Yield: 7.875%), 3/1/2012	NR		3,261,900
2,055,000		Erie County, PA Hospital Authority, Revenue Bonds, 7.50% (Erie Infants & Youth Home, Inc.), 10/1/2011	NR		2,082,373
1,000,000		Lancaster, PA IDA, Revenue Bonds (Series A), 7.625% (Garden Spot Village Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR		1,010,150
2,000,000		Montgomery County, PA Higher Education and Health Authority, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		1,897,460
6,000,000	[2]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		5,535,300
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$4,000,000	[2]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		$3,752,040
6,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-		6,429,215
8,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB		8,428,160
1,160,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College), 5/15/2015	NR		1,316,287
1,000,000		Philadelphia, PA Authority for Industrial Development, Special Facilities Revenue Bonds, 8.125% (US Airways, Inc.)/(Original Issue Yield: 8.50%), 5/1/2030	NR		1,010,540

		TOTAL			54,757,607

		Puerto Rico--0.6%
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 6.927% (AMBAC INS), 7/1/2013	NR		1,127,900
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 6.927% (AMBAC INS), 7/1/2014	NR		1,114,230

		TOTAL			2,242,130

		South Carolina--1.6%
2,000,000		Charleston, SC, Industrial Refunding Revenue Bonds, 6.95% (AEI Resources, Inc.), 8/10/2028	NR		980,000
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	BBB-		951,000
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	BBB-		1,235,137
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds (Series 2000A), 7.375% (Palmetto Health Alliance)/(Original Issue Yield: 7.55%), 12/15/2021	BBB		1,544,385
2,000,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,578,140

		TOTAL			6,288,662

		Tennessee--5.2%
1,300,000		Chattanooga, TN IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Market Street, Ltd. Project), 12/15/2012	NR		1,272,518
1,200,000		Chattanooga, TN IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Warehouse Row, Ltd. Project), 12/15/2012	NR		1,174,632
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--continued
$3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	NR		$3,061,230
1,160,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series 1998), 5.65% (The Blakeford at Green Hills)/(Original Issue Yield: 5.75%), 7/1/2024	NR		914,120
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Health Care Facilities Revenue Bonds (Series 1997A), 6.375% (Kirby Pines Retirement Community)/(Original Issue Yield: 6.50%), 11/15/2025	NR		872,800
3,100,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue Yield: 8.50%), 4/1/2012	NR		3,569,154
7,800,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	NR		9,437,922
5,000		Tennessee Housing Development Agency, Homeownership Program, Issue V Revenue Bonds, 7.65%, 7/1/2022	AA		5,069

		TOTAL			20,307,445

		Texas--9.7%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		1,917,260
2,500,000		Brazos River Authority, TX, PCR Revenue Bonds (Series A), 7.875% (Texas Utilities Electric Co.), 3/1/2021	BBB+		2,577,050
7,320,000		Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds, 7.125% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.55%), 11/1/2026	BBB-		7,402,423
3,000,000		Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds, 7.25% (American Airlines, Inc.)/(Original Issue Yield: 7.428%), 11/1/2030	BBB-		3,124,470
2,370,000		Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 8.20%), 11/1/2025	BBB-		2,427,022
2,500,000		Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	BBB-		2,590,050
1,000,000		Guadalupe-Blanco River Authority TX, Industrial Development Corp., PCR Bonds, 8.60% (A.P. Green Industries), 4/1/2009	NR		1,034,130
2,500,000		Guadalupe-Blanco River Authority TX, Industrial Development Corp., PCR Bonds, 8.60% (A.P. Green Industries), 4/1/2009	NR		2,585,325
5,000,000		Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series A), 6.875% (Champion International Corp.)/(Original Issue Yield: 7.15%), 12/1/2028	BBB+		5,092,700
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,000,000		Mesquite, TX HFDC, Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-		$1,003,510
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		1,992,620
4,200,000		North Central, TX Housing Finance Corp., Housing Revenue Bonds (Series 1999A), 7.00% (Tiffany Square Apartments), 12/1/2031	NR		4,248,258
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR		834,000
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR		796,410

		TOTAL			37,625,228

		Utah--0.4%
390,000		Hildale, UT, Electric Revenue Bonds (Series 1995), 7.00%, 9/1/2002	NR		377,516
330,000		Utah State HFA, SFM Revenue Bonds (Series B-3), 7.10%, 7/1/2024	AAA		337,702
405,000		Utah State HFA, SFM Revenue Bonds (Series E-2), 7.15% (FHA INS)/(Original Issue Yield: 7.169%), 7/1/2024	AAA		413,938
440,000		Utah State HFA, SFM Revenue Bonds, 7.55% (FHA INS), 7/1/2023	AAA		451,722
30,000		Utah State HFA, SFM Revenue Bonds, 7.75% (FHA INS), 1/1/2023	AAA		30,224

		TOTAL			1,611,102

		Virginia--1.1%
7,500,000		Pocohontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	BBB-		2,299,650
16,000,000		Pocohontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue Yield: 5.90%), 8/15/2029	BBB-		2,095,520

		TOTAL			4,395,170

		Washington--1.1%
4,300,000		Port of Camas-Washougal, WA, PCR Refunding Bonds (Series 1993), 6.70% (James River Project, WA)/(Original Issue Yield: 6.75%), 4/1/2023	BBB		4,330,100

		Wisconsin--1.5%
1,250,000		Wisconsin HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR		993,225
2,000,000		Wisconsin HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,814,080
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--continued
$1,750,000		Wisconsin HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		$1,405,618
2,000,000		Wisconsin HEFA, Revenue Bonds (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		1,609,660

		TOTAL			5,822,583

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $379,120,738)			372,087,998

		SHORT-TERM MUNICIPALS--0.7%
		Alabama -- 0.5%
2,000,000		Mobile County, AL IDA, Industrial Development Revenue Bonds (Series 2000), VRDNs (Ipsco Inc. Project), Mandatory Tender	NR		2,000,000

		Indiana--0.1%
400,000		Spencer County, IN, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		400,000

		New York--0.1%
200,000		St. Lawrence County, NY IDA, Civic Facility Revenue Bonds (Series 1990) Weekly VRDNs (Clarkson University Project)/(Fleet Bank LOC)	VMIG1		200,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			2,600,000

		TOTAL INVESTMENTS (IDENTIFIED COST $385,220,738)[3]			$378,259,143

Securities that are subject to the alternative minimum tax represent 43.1% of the portfolio as calculated upon total portfolio market value.

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At August 31, 2000, these securities amounted to $31,273,634 which represents 8.1% of net assets.

3 The cost of investments for federal tax purposes amounts to $385,220,738. The net unrealized depreciation of investments on a federal tax basis amounts to $6,961,595 which is comprised of $11,148,643 appreciation and $18,110,238 depreciation at August 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($388,165,135) at August 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IFA	--Industrial Finance Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
TE	--Tax Exempt
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

AUGUST 31, 2000

Assets:
Total investments in securities, at value (identified and tax cost $385,220,738)		$378,259,143
Cash		28,649
Income receivable		6,781,752
Receivable for investments sold		5,955,020
Receivable for shares sold		2,355,957

TOTAL ASSETS		393,380,521

Liabilities:
Payable for investments purchased	$4,687,887
Payable for shares redeemed	395,963
Accrued expenses	131,536

TOTAL LIABILITIES		5,215,386

Net assets for 39,708,181 shares outstanding		$388,165,135

Net Assets Consist of:
Paid in capital		$426,568,237
Net unrealized depreciation of investments		(6,961,595)
Accumulated net realized loss on investments and futures contracts		(33,078,467)
Undistributed net investment income		1,636,960

TOTAL NET ASSETS		$388,165,135

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($92,882,717 ÷ 9,501,194 shares outstanding)		$9.78

Offering Price Per Share (100/95.50 of $9.78)[1]		$10.24

Redemption Proceeds Per Share		$9.78

Class B Shares:
Net Asset Value Per Share ($71,511,548 ÷ 7,318,321 shares outstanding)		$9.77

Offering Price Per Share		$9.77

Redemption Proceeds Per Share (94.50/100 of $9.77)[1]		$9.23

Class C Shares:
Net Asset Value Per Share ($8,858,284 ÷ 906,466 shares outstanding)		$9.77

Offering Price Per Share		$9.77

Redemption Proceeds Per Share (99.00/100 of $9.77)[1]		$9.67

Class F Shares:
Net Asset Value Per Share ($214,912,586 ÷ 21,982,200 shares outstanding)		$9.78

Offering Price Per Share (100/99.00 of $9.78)[1]		$9.88

Redemption Proceeds Per Share (99.00/100 of $9.78)[1]		$9.68

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED AUGUST 31, 2000

Investment Income:
Interest		$27,774,963

Expenses:
Investment adviser fee	$2,442,245
Administrative personnel and services fee	306,616
Custodian fees	42,740
Transfer and dividend disbursing agent fees and expenses	261,004
Directors'/Trustees' fees	11,392
Auditing fees	17,618
Legal fees	18,622
Portfolio accounting fees	138,562
Distribution services fee--Class B Shares	539,057
Distribution services fee--Class C Shares	63,399
Shareholder services fee--Class A Shares	239,525
Shareholder services fee--Class B Shares	179,686
Shareholder services fee--Class C Shares	21,133
Shareholder services fee--Class F Shares	577,249
Share registration costs	64,766
Printing and postage	57,923
Insurance premiums	1,951
Taxes	37,732
Miscellaneous	9,431

TOTAL EXPENSES	5,030,651

Net investment income		22,744,312

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments and futures contracts		(9,212,625)
Net change in unrealized depreciation of investments		(10,822,213)

Net realized and unrealized loss on investments and futures contracts		(20,034,838)

Change in net assets resulting from operations		$2,709,474

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,744,312	$24,275,110
Net realized loss on investments and futures contracts ($(24,259,223) and $1,100,583, respectively, as computed for federal tax purposes)	(9,212,625)	(17,594,800)
Net change in unrealized appreciation (depreciation) of investments	(10,822,213)	(19,467,255)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,709,474	(12,786,945)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,545,498)	(5,694,395)
Class B Shares	(3,600,698)	(2,791,321)
Class C Shares	(419,960)	(355,204)
Class F Shares	(13,346,234)	(15,268,147)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,912,390)	(24,109,067)

Share Transactions:
Proceeds from sale of shares	95,743,962	105,746,491
Net asset value of shares issued to shareholders in payment of distributions declared	13,836,526	14,496,584
Cost of shares redeemed	(165,219,045)	(101,993,641)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,638,557)	18,249,434

Change in net assets	(75,841,473)	(18,646,578)

Net Assets:
Beginning of period	464,006,608	482,653,186

End of period (including undistributed net investment income of $1,636,960 and $1,805,038, respectively)	$388,165,135	$464,006,608

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended August 31	2000 [1]	1999	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$10.22	$11.04	$10.67	$10.33	$10.42
Income From Investment Operations:
Net investment income	0.56	0.55	0.54	0.58	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.44)	(0.82)	0.39	0.33	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	0.12	(0.27)	0.93	0.91	(0.04)

Less Distributions:
Distributions from net investment income	(0.56)	(0.55)	(0.56)	(0.57)	(0.05)

Net Asset Value, End of Period	$ 9.78	$10.22	$11.04	$10.67	$10.33

Total Return[3]	1.37%	(2.58%)	8.91%	9.07%	(0.36%)

Ratios to Average Net Assets:

Expenses	1.09%	1.07%	1.08%	1.09%	0.84%[4]

Net investment income	5.74%	5.14%	4.98%	5.29%	6.15%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$92,883	$109,297	$112,179	$94,941	$296

Portfolio turnover	18%	25%	41%	20%	22%

1 For the fiscal year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended August 31	2000 [1]	1999	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$10.22	$11.03	$10.66	$10.33	$10.42
Income From Investment Operations:
Net investment income	0.49	0.47	0.44	0.51	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)	(0.81)	0.40	0.31	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	0.04	(0.34)	0.84	0.82	(0.04)

Less Distributions:
Distributions from net investment income	(0.49)	(0.47)	(0.47)	(0.49)	(0.05)

Net Asset Value, End of Period	$ 9.77	$10.22	$11.03	$10.66	$10.33

Total Return[3]	0.51%	(3.23%)	8.08%	8.17%	(0.36%)

Ratios to Average Net Assets:

Expenses	1.84%	1.82%	1.83%	1.84%	0.84%[4]

Net investment income	4.99%	4.39%	4.25%	4.55%	6.15%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$71,512	$77,440	$47,028	$14,997	$296

Portfolio turnover	18%	25%	41%	20%	22%

1 For the fiscal year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended August 31	2000 [1]	1999	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$10.22	$11.03	$10.66	$10.33	$10.42
Income From Investment Operations:
Net investment income	0.48	0.47	0.45	0.50	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.44)	(0.81)	0.40	0.32	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	0.04	(0.34)	0.85	0.82	(0.04)

Less Distributions:
Distributions from net investment income	(0.49)	(0.47)	(0.48)	(0.49)	(0.05)

Net Asset Value, End of Period	$ 9.77	$10.22	$11.03	$10.66	$10.33

Total Return[3]	0.51%	(3.24%)	8.11%	8.17%	(0.36%)

Ratios to Average Net Assets:

Expenses	1.84%	1.82%	1.83%	1.86%	0.84%[4]

Net investment income	4.99%	4.39%	4.24%	4.51%	6.15%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$8,858	$7,603	$6,269	$1,950	$296

Portfolio turnover	18%	25%	41%	20%	22%

1 For the fiscal year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended August 31	2000	1	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.22	$11.04	$10.67	$10.33	$10.71
Income From Investment Operations:
Net investment income	0.56	0.55	0.55	0.54	0.69
Net realized and unrealized gain (loss) on investments and futures contracts	(0.44)	(0.82)	0.38	0.37	(0.42)

TOTAL FROM INVESTMENT OPERATIONS	0.12	(0.27)	0.93	0.91	0.27

Less Distributions:
Distributions from net investment income	(0.56)	(0.55)	(0.56)	(0.57)	(0.65)

Net Asset Value, End of Period	$ 9.78	$10.22	$11.04	$10.67	$10.33

Total Return[2]	1.37%	(2.58%)	8.91%	9.07%	2.47%

Ratios to Average Net Assets:

Expenses	1.09%	1.07%	1.08%	1.08%	1.08%

Net investment income	5.73%	5.14%	4.98%	5.23%	5.91%

Expense waiver/reimbursement[3]	--	--	--	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$214,913	$269,667	$317,178	$331,588	$383,028

Portfolio turnover	18%	25%	41%	20%	22%

1 For the fiscal year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 2000

ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differs in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to prior year interest payments on defaulted securities. Reclassifications have been made to increase identified cost and paid-in capital for $1,332,500. Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $28,474,682, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 566,748

2004	$ 3,648,712

2008	$24,259,222

Additionally, net capital losses of $4,603,783 attributable to security transactions incurred after October 31, 1999, are treated as arising on September 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended August 31, 2000, the Fund had realized losses on futures contracts of $(860,208).

Futures contracts have market risks, including the risk that the change in value of the contract may not correlate with changes in the value of the underlying securities. At August 31, 2000, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date basis.

CAPITAL STOCK

At August 31, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended August 31	2000		1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,703,088	$26,239,518	1,892,571	$20,449,506
Shares issued to shareholders in payment of distributions declared	400,376	3,898,761	367,199	3,960,907
Shares redeemed	(4,293,682)	(41,769,571)	(1,732,230)	(18,757,769)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,190,218)	$(11,631,292)	527,540	$5,652,644

Year Ended August 31	2000		1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,988,555	$19,401,226	4,254,176	$46,057,634
Shares issued to shareholders in payment of distributions declared	173,452	1,689,503	123,252	1,325,784
Shares redeemed	(2,423,266)	(23,627,267)	(1,060,466)	(11,420,830)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(261,259)	$(2,536,538)	3,316,962	$35,962,588

Year Ended August 31	2000		1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,483,047	$14,399,404	598,868	$6,508,764
Shares issued to shareholders in payment of distributions declared	26,305	255,688	22,128	238,543
Shares redeemed	(1,346,954)	(13,028,464)	(445,091)	(4,718,986)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	162,398	$1,626,628	175,905	$2,028,321

Year Ended August 31	2000		1999
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	3,707,479	$35,703,814	3,049,629	$32,730,587
Shares issued to shareholders in payment of distributions declared	820,597	7,992,574	831,010	8,971,350
Shares redeemed	(8,924,130)	(86,793,743)	(6,238,960)	(67,096,056)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(4,396,054)	$(43,097,355)	(2,358,321)	$(25,394,119)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,685,133)	$(55,638,557)	1,662,086	$18,249,434

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to reimburse FSC.

Share Class Name	Percent of Average Daily Net Assets
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the year ended August 31, 2000, Class A Shares and Class F Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended August 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $146,910,000 and $148,364,410, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Risk

Although the Fund has a diversified portfolio, the Fund has 56% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities are accompanied by greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2000, were as follows:

Purchases	$70,260,062

Sales	$119,596,265

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Fund's Directors, upon the recommendation of the Audit Committee, requested and subsequently accepted the resignation of Deloitte & Touche LLP ("D&T") as the Fund's independent auditors. D&T's reports on the Fund's financial statements for the fiscal years ended August 31, 1999 and August 31, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended August 31, 1999 and August 31, 1998: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Board, engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended August 31, 2000. During the Fund's fiscal years ended August 31, 1999 and August 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Opportunities Fund, Inc. (the "Fund"), as of August 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1999 and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated October 15, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Opportunities Fund, Inc. at August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
October 16, 2000

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

WILLIAM D. DAWSON III

Chief Investment Officer

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

AS OF AUGUST 31, 2000

Federated Municipal Opportunities Fund, Inc.

Established 1987

14TH ANNUAL REPORT

Federated
Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

G01091-01 (10/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                                    APPENDIX

     A1. The graphic  presentation  here  displayed  consists of a legend in the upper left quadrant  indicating  the  components of the  corresponding  mountain chart.  The  color  coded  mountain  chart  is a  visual  representation  of the narrative text above it. The "x" axis reflects  computation periods from 4/10/87 to 8/31/00.  The "y" axis is measured in increments of $5,000 ranging from $0 to
$35,000 and indicates that the ending value of a hypothetical initial investment of $14,000 in the fund's  Class F Shares,  assuming  all sales  charges  and the reinvestment  of  capital  gains and  dividends,  would have grown to $31,067 on
8/31/00.

     A2. The graphic  presentation  here  displayed  consists of a legend in the upper left quadrant  indicating  the  components of the  corresponding  mountain chart.  The  color  coded  mountain  chart  is a  visual  representation  of the narrative text above it. The "x" axis reflects  computation periods from 4/10/87 to 8/31/00.  The "y" axis is measured in increments of $5,000 ranging from $0 to
$25,000 and indicates that the ending value of hypothetical  yearly  investments of $1,000 in the  fund's  Class F Shares,  assuming  all sales  charges  and the reinvestment  of  capital  gains and  dividends,  would have grown to $20,213 on
8/31/00.

     A3. The graphic  presentation  here  displayed  consists of a legend in the upper left quadrant  indicating  the  components of the  corresponding  mountain chart.  The  color  coded  mountain  chart  is a  visual  representation  of the narrative text above it. The "x" axis reflects  computation periods from 4/10/87 to 8/31/00. The "y" axis is measured in increments of $30,000 ranging from $0 to
$150,000  and  indicates  that  the  ending  value  of  a  hypothetical  initial investment  of $5,000 in the fund's Class F Shares,  assuming all sales  charges and the  reinvestment  of  capital  gains and  dividends,  would  have  grown to
$123,900 on 8/31/00.

     A4. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class A
Shares  of  Federated  Municipal  Opportunities  Fund,  Inc.  (the  "Fund")  are
represented by a solid line. The Lehman Brothers  Municipal Bond Index (LBMB) is represented  by a dotted  line and the Lipper  High Yield  Municipal  Debt Funds
Average  (LHMD) is  represented  by a dashed  line.  The line  graph is a visual representation  of a  comparison  of change  in value of a $10,000  hypothetical investment in the Class A Shares of the Fund, and the LBMB and the LHMD. The "x"
axis reflects  computation periods from 8/5/86 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical investment in the Fund's Class A Shares as compared to the LBMB and the LHMD. The ending values were $11,102, $12,269 and $12,734, respectively.

     A5. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class B
Shares  of  Federated  Municipal  Opportunities  Fund,  Inc.  (the  "Fund")  are
represented by a solid line. The Lehman Brothers  Municipal Bond Index (LBMB) is represented  by a dotted  line and the Lipper  High Yield  Municipal  Debt Funds
Average  (LHMD) is  represented  by a dashed  line.  The line  graph is a visual representation  of a  comparison  of change  in value of a $10,000  hypothetical investment in the Class B Shares of the Fund, and the LBMB and the LHMD. The "x"
axis reflects  computation periods from 8/5/86 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical investment in the Fund's Class B Shares as compared to the LBMB and the LHMD. The ending values were $11,079, $12,269 and $12,734, respectively.

     A6. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class C
Shares  of  Federated  Municipal  Opportunities  Fund,  Inc.  (the  "Fund")  are
represented by a solid line. The Lehman Brothers  Municipal Bond Index (LBMB) is represented  by a dotted  line and the Lipper  High Yield  Municipal  Debt Funds
Average  (LHMD) is  represented  by a dashed  line.  The line  graph is a visual representation  of a  comparison  of change  in value of a $10,000  hypothetical investment in the Class C Shares of the Fund, and the LBMB and the LHMD. The "x"
axis reflects  computation periods from 8/5/86 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical investment in the Fund's Class C Shares as compared to the LBMB and the LHMD. The ending values were $11,267, $12,734 and $12,269, respectively.

     A7. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  The Class F
Shares  of  Federated  Municipal  Opportunities  Fund,  Inc.  (the  "Fund")  are
represented by a solid line. The Lehman Brothers  Municipal Bond Index (LBMB) is represented  by a dotted  line and the Lipper  High Yield  Municipal  Debt Funds
Average  (LHMD) is  represented  by a dashed  line.  The line  graph is a visual representation  of a  comparison  of change  in value of a $10,000  hypothetical investment in the Class F Shares of the Fund, and the LBMB and the LHMD. The "x"
axis reflects computation periods from 8/31/90 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical investment in the Fund's Class F Shares as compared to the LBMB and the LHMD. The ending values were $17,297, $20,079 and $18,231, respectively.